Related-Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Chief Executive Officer
Related Party Transaction [Line Items]
Note to employee				$ 266,282
Forgiveness of note to employee			$ 266,282
Additional expense related to loan forgiveness to employee			236,414
GEN3 Partners
Related Party Transaction [Line Items]
Professional services expense	$ 0	$ 0	$ 0	$ 9,000